CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parentheticals) - GBP (£)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Currency translation differences tax
Previously stated [member]
Currency translation differences tax	[1]

[1]	Restated, see note 1.